Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	1.014%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,590,541.83

Principal:
Principal Collections	$23,423,916.70
Prepayments in Full	$11,436,634.72
Liquidation Proceeds	$474,412.35
Recoveries	$9,796.22
Sub Total	$35,344,759.99
Collections	$37,935,301.82

Purchase Amounts:
Purchase Amounts Related to Principal	$95,478.68
Purchase Amounts Related to Interest	$721.20
Sub Total	$96,199.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,031,501.70

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,031,501.70
Servicing Fee	$907,139.62	$907,139.62	$0.00	$0.00	$37,124,362.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,124,362.08
Interest - Class A-2a Notes	$220,707.06	$220,707.06	$0.00	$0.00	$36,903,655.02
Interest - Class A-2b Notes	$153,491.49	$153,491.49	$0.00	$0.00	$36,750,163.53
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$36,326,780.20
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$36,174,172.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,174,172.20
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$36,113,260.95
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,113,260.95
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$36,066,287.95
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,066,287.95
Regular Principal Payment	$36,239,704.89	$36,066,287.95	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$38,031,501.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,066,287.95
Total					$36,066,287.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,551,997.36	$78.37	$220,707.06	$0.80	$21,772,704.42	$79.17
Class A-2b Notes	$14,514,290.59	$78.37	$153,491.49	$0.83	$14,667,782.08	$79.20
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$36,066,287.95	$27.39	$1,058,074.13	$0.80	$37,124,362.08	$28.19

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$245,230,071.92	0.8917457	$223,678,074.56	0.8133748
Class A-2b Notes	$165,151,306.61	0.8917457	$150,637,016.02	0.8133748
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$978,711,378.53	0.7432329	$942,645,090.58	0.7158442

Pool Information
Weighted Average APR	2.957%	2.943%
Weighted Average Remaining Term	49.85	49.00
Number of Receivables Outstanding	49,017	48,226
Pool Balance	$1,088,567,549.54	$1,052,513,526.26
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,010,613,036.52	$977,494,367.60
Pool Factor	0.7664358	0.7410510

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$15,787,702.89
Yield Supplement Overcollateralization Amount	$75,019,158.66
Targeted Overcollateralization Amount	$110,041,852.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,868,435.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		108	$623,580.83
(Recoveries)		16	$9,796.22
Net Loss for Current Collection Period			$613,784.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6766%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4968%
Second Prior Collection Period			0.3369%
Prior Collection Period			0.4481%
Current Collection Period			0.6880%
Four Month Average (Current and Prior Three Collection Periods)			0.4925%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		809	$2,592,358.29
(Cumulative Recoveries)			$74,835.16
Cumulative Net Loss for All Collection Periods			$2,517,523.13
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1773%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,204.40
Average Net Loss for Receivables that have experienced a Realized Loss			$3,111.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.08%	469	$11,378,461.35
61-90 Days Delinquent	0.16%	64	$1,677,893.15
91-120 Days Delinquent	0.03%	9	$346,961.22
Over 120 Days Delinquent	0.04%	15	$424,659.85
Total Delinquent Receivables	1.31%	557	$13,827,975.57

Repossession Inventory:
Repossessed in the Current Collection Period		36	$908,747.55
Total Repossessed Inventory		65	$1,798,547.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1709%
Prior Collection Period			0.1326%
Current Collection Period			0.1825%
Three Month Average			0.1620%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2327%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer